united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22785

Realty Capital Income Funds Trust

(Exact name of Registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

John H. Grady, President

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited)
June 30, 2015

Shares			Value
	COMMON STOCK - 79.0%
	DIVERSIFIED FINANCIAL SERVICES - 11.6%
154,256	Hannon Armstrong Sustainable Infrastructure Capital, Inc.		$ 3,092,833
27,000	NorthStar Asset Management Group, Inc.		499,230
97,000	NorthStar Realty Finance Corp.		1,542,300
			5,134,363
	REITS - APARTMENTS - 14.8%
10,163	AvalonBay Communities, Inc. [2]		1,624,759
20,000	Camden Property Trust		1,485,600
36,600	Equity Residential		2,568,222
27,503	UDR, Inc. - REIT		880,921
			6,559,502
	REITS - HOTELS - 5.2%
40,000	Chesapeake Lodging Trust		1,219,200
37,000	RLJ Lodging Trust		1,101,860
			2,321,060
	REITS - MANUFACTURED HOMES - 1.1%
8,000	Sun Communities, Inc.		494,640

	REITS - MORTGAGE - 12.8%
126,575	Apollo Commercial Real Estate Finance, Inc.		2,079,627
46,000	Blackstone Mortgage Trust, Inc.		1,279,720
25,491	Jernigan Capital, Inc.		517,977
82,506	Starwood Property Trust, Inc.		1,779,654
			5,656,978
	REITS - OFFICE PROPERTY - 8.8%
2,750	Alexandria Real Estate Equities, Inc.		240,515
16,363	Boston Properties, Inc.		1,980,578
49,324	Corporate Office Properties Trust		1,161,087
13,500	QTS Realty Trust, Inc. - Cl. A		492,075
			3,874,255
	REITS - REGIONAL MALLS - 3.7%
15,800	General Growth Properties, Inc.		405,428
7,250	Simon Property Group, Inc.		1,254,395
			1,659,823
	REITS - SHOPPING CENTERS - 8.4%
32,363	Brixmor Property Group, Inc.		748,556
55,000	Equity One, Inc.		1,283,700
78,686	Excel Trust, Inc.		1,240,878
7,434	Regency Centers Corp.		438,458
			3,711,592
	REITS - STORAGE - 1.1%
10,000	CubeSmart		231,600
4,000	Extra Space Storage, Inc.		260,880
			492,480
	REITS - TRIPLE NET - 3.4%
6,346	EPR Properties		347,634
9,048	Spirit Realty Capital, Inc.		87,494
18,266	WP Carey, Inc.		1,076,598
			1,511,726
	REITS - WAREHOUSE INDUSTRIAL - 8.1%
42,000	DCT Industrial Trust, Inc.		1,320,480
80,200	Duke Realty Corp.		1,489,314
22,989	STAG Industrial, Inc.		459,780
15,100	Terreno Realty Corp.		297,470
			3,567,044

	TOTAL COMMON STOCK (Cost - $34,811,156)		34,983,463

	PREFERRED STOCK - 17.8%
	REITS - HEALTHCARE - 0.2%
3,000	Health Care REIT, Inc., 6.50%		76,260

	REITS - HOTELS - 3.5%
7,500	Chesapeake Lodging Trust, 7.75%		200,625
20,000	LaSalle Hotel Properties, 7.50%		507,200
32,414	Summit Hotel Properties, Inc., 7.875%		867,074
			1,574,899
	REITS - MORTGAGE - 1.1%
10,000	ARMOUR Residential REIT, Inc., 7.875%		224,600
10,000	NorthStar Realty Finance Corp., 8.875%		253,500
			478,100
	REITS - OFFICE PROPERTY - 1.8%
14,570	Alexandria Real Estate Equities, Inc., 6.45%		372,264
5,000	Corporate Office Properties Trust, 7.375%		131,500
1,000	Digital Realty Trust, Inc., 5.875%		23,650
717	PS Business Parks, Inc., 5.75%		17,029
10,398	PS Business Parks, Inc., 6.45%		264,109
			808,552
	REITS - REGIONAL MALLS - 4.5%
16,504	CBL & Associates Properties, Inc., 6.625%		422,337
44,100	General Growth Properties, Inc., 6.375%		1,116,171
18,000	Taubman Centers, Inc., 6.25%		457,740
			1,996,248
	REITS - SHOPPING CENTERS - 6.4%
21,897	Cedar Realty Trust, Inc.,7.25%		555,091
28,150	DDR Corp., 6.25%		709,943
10,480	DDR Corp., 6.50%		265,668
27,422	Kimco Realty Corp., 6.00%		675,404
24,200	Regency Centers Corp., 6.625%		618,310
			2,824,416
	REITS - TRIPLE NET - 0.0%
100	EPR Properties, 6.625%		2,600

	REITS - WAREHOUSE INDUSTRIAL - 0.3%
5,400	STAG Industrial, Inc., 6.625%		135,108

	TOTAL PREFERRED STOCK (Cost - $7,355,527)		7,896,183

Par Value
	BONDS & NOTES - 0.6%
	REITS - HEALTHCARE - 0.6%
$ 250,000	Sabra Health Care LP, 5.50%, 2/1/2021 **		259,375
	TOTAL BONDS & NOTES (Cost - $248,893)		259,375

Shares
	SHORT-TERM INVESTMENTS - 3.5%
1,531,139	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,531,139)		1,531,139

	TOTAL INVESTMENTS - 100.9% (Cost - $43,946,715) [4]		$ 44,670,160
	LIABILITIES LESS OTHER ASSETS - (0.9) %		(418,456)
	NET ASSETS - 100.0%		$ 44,251,704

Contracts [3]		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN * - (0.1) %
100	AvalonBay Communities, Inc.	07/17/2015 - $160.00	$ 26,750
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $81,844)		$ 26,750

LP - Limited Partnership
REIT - Real Estate Investment Trust
* Non-income producing security.
** Illiquid security. Total illiquid securities represents 0.59% of net assets as of June 30, 2015.
[1] Rate shown represents the rate at June 30, 2015, is subject to change and resets daily.
[2] All or portion of this security is segregated as collateral for call options written.
[3] Each contract is equivalent to 100 shares of the underlying common stock.
[4] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $43,870,374 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,337,425
	Unrealized depreciation:	(1,564,389)
	Net unrealized appreciation:	$ 773,036

AR Capital BDC Income Fund
Schedule of Investments (Unaudited)
June 30, 2015

Shares		Value
	COMMON STOCK - 80.4%
	INVESTMENT COMPANIES - 80.4%
77,241	Alcentra Capital Corp.	$ 980,961
81,194	American Capital Senior Floating Ltd.	1,027,104
117,199	Apollo Investment Corp.	829,769
63,497	Ares Capital Corp.	1,045,160
47,519	BlackRock Capital Investment Corp.	434,324
128,973	Fifth Street Finance Corp.	844,773
31,894	FS Investment Corp.	313,837
67,833	Garrison Capital, Inc.	1,016,817
62,981	Golub Capital BDC, Inc.	1,042,965
38,615	Harvest Capital Credit Corp.	542,155
44,552	New Mountain Finance Corp.	645,559
45,492	Oxford Lane Capital Corp.	646,441
73,264	PennantPark Floating Rate Capital Ltd.	1,016,904
49,053	PennantPark Investment Corp.	430,685
47,624	Solar Capital Ltd.	857,232
63,864	Solar Senior Capital Ltd.	1,007,135
62,415	Stellus Capital Investment Corp.	711,531
20,882	TCP Capital Corp.	319,286
53,016	THL Credit, Inc.	612,335
17,277	TPG Specialty Lending, Inc.	293,709
46,713	TriplePoint Venture Growth BDC Corp.	629,691
	TOTAL COMMON STOCK (Cost - $15,825,101)	15,248,373

	PREFERRED STOCK - 15.2%
	INVESTMENT COMPANIES - 15.2%
8,747	Capitala Finance Corp., 7.125%	224,885
22,216	Eagle Point Credit Co., Inc., 7.75%	559,621
14,597	Full Circle Capital Corp., 8.25%	372,078
9,636	Horizon Technology Finance Corp., 7.375%	243,309
8,355	KCAP Financial, Inc., 7.375%	212,551
17,311	Oxford Lane Capital Corp., 7.50%	416,157
17,241	Oxford Lane Capital Corp., 8.125%	432,749
17,247	Saratoga Investment Corp., 7.50%	435,659
	TOTAL PREFERRED STOCK (Cost - $2,934,624)	2,897,009

	SHORT-TERM INVESTMENTS - 6.8%
1,289,991	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,289,991)	1,289,991

	TOTAL INVESTMENTS - 102.4% (Cost - $20,049,716) [2]	$ 19,435,373
	LIABILITIES LESS OTHER ASSETS - (2.4) %	(462,665)
	NET ASSETS - 100.0%	$ 18,972,708

[1] Rate shown represents the rate at June 30, 2015, is subject to change and resets daily.
[2] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $20,090,830 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 76,261
	Unrealized depreciation:	(731,718)
	Net unrealized depreciation:	$ (655,457)

AR Capital Dividend and Value Fund
Schedule of Investments (Unaudited)
June 30, 2015

Shares		Value
	COMMON STOCK - 86.1%
	BANKS - 4.9%
1,300	China Construction Bank Corp. - ADR	$ 23,725
468	Westpac Banking Corp. -ADR	11,578
		35,303
	BEVERAGES - 2.4%
2,878	Ambev SA - ADR	17,556

	BIOTECHNOLOGY - 2.6%
120	Amgen, Inc.	18,422

	CHEMICALS - 6.9%
200	LyondellBasell Industries	20,704
239	Terra Nitrogen Co. LP	28,941
		49,645
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
1,518	Fly Leasing Ltd. - ADR	23,833

	ELECTRIC - 2.9%
390	Huaneng Power International, Inc. - ADR	20,584

	ENTERTAINMENT - 6.9%
451	Cedar Fair LP	24,575
1,600	National CineMedia, Inc.	25,536
		50,111
	FOOD - 3.5%
887	B&G Foods, Inc.	25,306

	FOREST PRODUCTS & PAPER - 2.3%
677	Orchids Paper Products Co.	16,295

	GAS - 5.3%
250	AmeriGas Partners LP	11,428
420	National Grid PLC - ADR	27,119
		38,547
	INVESTMENT COMPANIES - 3.1%
950	Triangle Capital Corp.	22,268

	IRON/STEEL - 1.0%
1,194	Vale SA - ADR	7,033

	OIL & GAS - 1.6%
275	HollyFrontier Corp.	11,740

	PHARMACEUTICALS - 6.8%
551	GlaxoSmithKline PLC - ADR	22,949
533	Sanofi - ADR	26,399
		49,348
	PIPELINES - 4.1%
560	Energy Transfer Partners LP	29,232

	REITS - 1.5%
500	Starwood Property Trust, Inc.	10,785

	RETAIL - 2.9%
2,156	Man Wah Holdings Ltd. - ADR	21,021

	SEMICONDUCTORS - 2.8%
423	Microchip Technology, Inc.	20,061

	SOFTWARE - 2.9%
478	Microsoft Corp.	21,104

	TELECOMMUNICATIONS - 9.9%
537	BCE, Inc.	22,822
791	Cisco Systems, Inc.	21,721
1,139	Intouch Holdings PCL - ADR	10,627
1,689	Mobile TeleSystems OJSC - ADR	16,518
		71,688
	TOYS/GAMES/HOBBIES - 3.2%
900	Mattel, Inc.	23,121

	TRANSPORTATION - 2.9%
1,100	Seaspan Corp.	20,757

	TRUCKING & LEASING - 2.4%
546	TAL International Group, Inc.	17,254

	TOTAL COMMON STOCK (Cost - $654,390)	621,014

	SHORT-TERM INVESTMENTS - 11.8%
84,821	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $84,821)	84,821

	TOTAL INVESTMENTS - 97.9% (Cost - $739,211) [2]	$ 705,835
	OTHER ASSETS LESS LIABILITIES - 2.1%	15,149
	NET ASSETS - 100.0%	$ 720,984

ADR - American Depositary Receipt
LP - Limited Partnership
OJSC - Open Joint Stock Company
PCL - Public Company Limited
PLC - Public Liability Company
[1] Rate shown represents the rate at June 30, 2015, is subject to change and resets daily.
[2] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $741,573 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 15,467
	Unrealized depreciation:	(51,205)
	Net unrealized depreciation:	$ (35,738)

AR Capital Global Real Estate Income Fund
Schedule of Investments (Unaudited)
June 30, 2015

Shares			Value
	COMMON STOCK - 82.0%
	BANKS - 0.7%
5,000	Al Rajhi Bank		$ 81,193

	ENGINEERING & CONSTRUCTION - 5.1%
38,900	Multiplan Empreendimentos Imobiliarios SA		600,127

	LODGING - 6.6%
9,975	Accor SA		502,866
187,446	Hoteles City Express SAB de CV *		271,965
			774,831
	REAL ESTATE - 15.9%
111,851	Charter Hall Group		388,629
56,424	Citycon OYJ		140,873
20,621	Deutsche Wohnen AG		472,016
2,512	Farmland Partners Inc.		29,893
28,000	Hufvudstaden AB		340,254
10,000	Mitsui Fudosan Co. Ltd.		280,144
261,000	Redefine Properties Ltd.		219,592
			1,871,401
	REITS - APARTMENTS - 1.8%
14,754	Campus Crest Communities, Inc.		81,737
194	Japan Rental Housing Investments, Inc. - Cl. A		136,385
			218,122
	REITS - DIVERSIFIED - 25.3%
356,000	Ascendas Real Estate Investment Trust		650,591
295,000	Beni Stabili SpA SIIQ		218,789
15,900	Cominar Real Estate Investment Trust		225,833
142,000	Growthpoint Properties Ltd.		309,619
36,054	H&R Real Estate Investment Trust		648,123
63,150	Hibernia REIT PLC		88,608
20,000	Mercialys SA		445,774
1,535	Unibail-Rodamco SE		387,515
			2,974,852
	REITS - HOTELS - 0.9%
182,100	Far East Hospitality Trust - Miscellaneous		104,842

	REITS - MORTGAGE - 11.5%
40,000	Annaly Capital Management, Inc.		367,600
10,000	Apollo Commercial Real Estate Finance, Inc.		164,300
34,880	Chimera Investment Corp.		478,205
32,580	Newcastle Investment Corp.		144,004
31,800	RAIT Financial Trust		194,298
			1,348,407
	REITS - OFFICE PROPERTY - 2.0%
188	Tokyu REIT, Inc.		232,214

	REITS - SHOPPING CENTERS - 7.5%
2,400	Eurocommercial Properties NV - ADR		99,970
17,812	Vastned Retail NV		783,798
			883,768
	REITS - WAREHOUSE/INDUSTRIAL - 4.7%
400,000	Mexico Real Estate Management SA de CV - REIT		553,088

	TOTAL COMMON STOCK (Cost - $10,733,691)		9,642,845

	STOCK RIGHTS - 0.0%	Subscription Price - Expiration Date
56,424	Citycon OYJ *	€ 2.05 - 07/07/2015	6,189
	TOTAL STOCK RIGHTS (Cost - $13,403)

	PREFERRED STOCK - 11.8%
	REITS - MORTGAGE - 11.8%
20,000	American Capital Agency Corp., 7.75%		484,800
37,206	Capstead Mortgage Corp., 7.50%		898,525
	TOTAL PREFERRED STOCK (Cost - $1,384,899)		1,383,325

	SHORT-TERM INVESTMENTS - 5.1%
595,814	Blackrock Liquid Funds T-Fund Portfolio - 0.01% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $595,814)		595,814

	TOTAL INVESTMENTS - 98.9% (Cost - $12,727,807) [2]		$ 11,628,173
	OTHER ASSETS LESS LIABILITIES - 1.1%		130,915
	NET ASSETS - 100.0%		$ 11,759,088

ADR - American Depositary Receipt
€ - Euro
PLC - Public Liability Company
REIT - Real Estate Investment Trust
* Non-income producing securities.
[1] Rate shown represents the rate at June 30, 2015, is subject to change and resets daily.
[2] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $12,774,702 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 25,600
	Unrealized depreciation:	(1,172,129)
	Net unrealized depreciation:	$ (1,146,529)

			Net Unrealized
			Appreciation /
Short Contracts			(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.0) %
5	Australian Dollar Future, Maturing September 2015		$ 2,070
	(Underlying Notional Amount at Value $38,425,000)
11	Canadian Dollar Future, Maturing September 2015		(790)
	(Underlying Notional Amount at Value $87,978,000)
19	Euro Fx Future, Maturing September 2015		21,838
	(Underlying Notional Amount at Value $2,650,500)
6	Japanese Yen Future, Maturing September 2015		(11,888)
	(Underlying Notional Amount at Value $613,688)
13	South African Rand Future, Maturing September 2015		(11,863)
	(Underlying Notional Amount at Value $526,825)
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS		$ (633)

As of June 30, 2015, the Fund's Long Holdings were divided among countries as follows:

Country			Percentage
Australia			3.3%
Brazil			5.1%
Canada			7.4%
Finland			1.3%
France			11.4%
Germany			4.0%
Ireland			0.8%
Italy			1.9%
Japan			5.5%
Mexico			7.0%
Netherlands			7.5%
Saudi Arabia			0.7%
Singapore			6.4%
South Africa			4.5%
Sweden			2.9%
United States			24.1%
		Total Long Holdings:	93.8%

Percentages in the above table are based on net assets, excluding short-term investments and derivatives, of the Fund as of June 30, 2015.

Realty Capital Income Funds Trust
Notes to Schedule of Investments (Unaudited)
June 30, 2015

The following is a summary of significant accounting policies followed by each Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation. Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors they deem appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Options and warrants for which the primary market is a national securities exchange will be valued at last sale price on the principal exchange on which they are traded, or, in the absence of any sale during the trading period immediately preceding the valuation time, at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Options and warrants not listed on a national securities exchange will be valued at their last quoted bid price. Futures contracts ordinarily should be valued at the settlement prices quoted by market makers to determine appreciation or depreciation. Bonds will be valued at the mean of the last bid and asked prices available. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund's investments, used to value a Fund's assets and liabilities as of June 30, 2015:

AR Capital Real Estate Income Fund
	Assets *	Level 1	Level 2	Level 3	Total
	Common Stock	$ 34,983,463	$ -	$ -	$ 34,983,463
	Preferred Stock	7,896,183	-	-	7,896,183
	Corporate Bonds	-	259,375	-	259,375
	Short-Term Investments	1,531,139	-	-	1,531,139
	Total Assets	$ 44,410,785	$ 259,375	$ -	$ 44,670,160
Liabilities *
	Call Options Written	$ 26,750	$ -	$ -	$ 26,750

AR Capital BDC Income Fund
	Assets *	Level 1	Level 2	Level 3	Total
	Common Stock	$ 15,248,373	$ -	$ -	$ 15,248,373
	Preferred Stock	2,897,009	-	-	2,897,009
	Short-Term Investments	1,289,991	-	-	1,289,991
	Total Assets	$ 19,435,373	$ -	$ -	$ 19,435,373

AR Capital Dividend and Value Fund
Assets *		Level 1	Level 2	Level 3	Total
	Common Stock	$ 589,366	$ 31,648	$ -	$ 621,014
	Short-Term Investments	84,821	-	-	84,821
	Total Assets	$ 674,187	$ 31,648	$ -	$ 705,835

AR Capital Global Real Estate Income Fund
Assets *		Level 1	Level 2	Level 3	Total
	Common Stock	$ 9,642,845	$ -	$ -	$ 9,642,845
	Stock Rights	6,189	-	-	6,189
	Preferred Stock	1,383,325	-	-	1,383,325
	Short-Term Investments	595,814	-	-	595,814
	Total Assets	$ 11,628,173	$ -	$ -	$ 11,628,173
Derivatives *
	Short Futures Contracts	$ (633)	$ -	$ -	$ (633)

* See Schedule of Investments for industry breakdown.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Funds did not hold any Level 3 securities during the period.

Options on Securities and Stock Indexes. Each Fund may write covered call and put options and purchase call and put options on securities, stock indices or futures contracts that are traded on U.S. exchanges. Each Fund may also enter into over-the-counter put and call options on securities and baskets of securities, indexes and other financial instruments. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy (in the case of a call option) a specified security or futures contract, as applicable, or to sell (in the case of a put option) a specified security from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position, and for certain options not on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

Currency Hedging Transactions. Each Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. U.S. exchange-traded futures are regulated by the Commodity Futures Trading Commission. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund’s portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency transactions will usually depend on the Adviser’s or the Sub-Adviser’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts, foreign currency futures or may realize losses.

Investment Companies. Each Fund may invest in securities of other open- or closed-end investment companies. Each Fund may purchase shares of closed-end funds that are managed by an affiliate of the Adviser or the sub-advisers only to the extent that they are traded on a national exchange. Each Fund may also invest a portion of its assets in pooled investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as “exchanged traded funds” may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, a Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). A Fund will also incur brokerage costs when purchasing and selling shares of investment companies and other pooled vehicles.

An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent a Fund invests in shares of another fund, that Fund’s shareholders would indirectly pay a portion of that Fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments as of June 30, 2015, categorized by risk exposure.

AR Capital Real Estate Income Fund
Unrealized appreciation/(depreciation) on derivatives recognized in the Schedule of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate Contracts	Total Value at June 30, 2015
Options	$ 26,750	$ -	$ -	$ -	$ 26,750

	$ 26,750	$ -	$ -	$ -	$ 26,750

AR Capital Global Real Estate Income Fund
Unrealized appreciation/(depreciation) on derivatives recognized in the Schedule of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate Contracts	Total Value at June 30, 2015
Futures	$ -	$ (633)	$ -	$ -	$ (633)

	$ -	$ (633)	$ -	$ -	$ (633)

The amounts of derivative instruments disclosed on the Schedules of Investments at June 30, 2015 is a reflection of the volume of derivative activity for the Fund.

A summary of option contracts written for the three months ended June 30, 2015, were as follows:

AR Capital Real Estate Income Fund
Call Options Written
		Number of Options	Option Premiums
	Options outstanding beginning of year	100	$ 81,844
	Options written	-	-
	Options covered	-	-
	Options exercised	-	-
	Options expired	-	-
	Options outstanding end of period	100	$ 81,844

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By

/s/ John H. Grady

John H. Grady, President

Date: 08/31/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

/s/ John H. Grady

John H. Grady, President

Date: 08/31/15

By

/s/ Gerard Scarpati

Gerard Scarpati, Chief Financial Officer and Treasurer

Date: 08/31/15